General and administrative expenses	6 Months Ended
Jun. 30, 2026
General and administrative expenses
General and administrative expenses

15General and administrative expenses

	(Unaudited) For the six-month
	period ended 30 June
	2026	2025
	USD	USD
Staff costs	2,471,832	1,520,733
Professional fees	269,329	658,798
Technology costs	336,311	223,539
Other expenses	116,515	185,692
Depreciation of property and equipment	74,811	—
Rent expense	127,198	100,855
Depreciation of right-of-use assets	113,177	58,297
Insurance	119,334	50,924
Office expenses	18,704	42,394
Travel and accommodation	68,299	20,504
Amortization of intangible assets	15,860	15,594
Outsourced employees	3,688	13,901
Entertainment	2,403	7,046
	3,737,461	2,898,277